Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Components of Interest Bearing Deposits [Table Text Block]
	2015	2014

Interest-Bearing Demand	$412,959,430	$363,501,727
Savings	64,976,174	59,215,257
Time, $100,000 and Over	202,800,899	210,502,901
Other Time	196,931,462	217,743,826

	$877,667,965	$850,963,711

Scheduled Maturities of Certificates of Deposits [Table Text Block]
Year	Amount

2016	$287,422,547
2017	55,668,788
2018	32,350,483
2019	10,102,321
2020 and Thereafter	14,188,222

$399,732,361